Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VOYA PARTNERS, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2024
VY T Rowe Price Growth Equity Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VY® T. Rowe Price Growth Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth through investments in stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating ExpensesExpenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.During the most recent fiscal year, the Portfolio's portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. For this Portfolio, the sub-adviser (“Sub-Adviser”) defines large-capitalization companies as those, at the time of purchase, with market capitalizations within the range of companies included in the S&P 500® Index. The Portfolio concentrates its investments in growth companies. The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, the Sub-Adviser seeks companies with a lucrative niche in the economy that the Sub-Adviser believes will give them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, the Sub-Adviser believes that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.The Portfolio may also purchase, to a limited extent, foreign (non-U.S.) stocks, hybrid securities, futures, and forward foreign currency exchange contracts, in keeping with its investment objectives. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward foreign currency exchange contracts would primarily be used to help protect the Portfolio's foreign (non-U.S.) holdings from unfavorable changes in foreign currency exchange rates. The Portfolio may have exposure to foreign (non-U.S.) currencies through its investment in foreign (non-U.S.) securities, its direct holdings of foreign (non-U.S.) currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign (non-U.S.) currency at a future date. The Portfolio's investments in foreign (non-U.S.) securities, including emerging markets, are limited to 30% of the Portfolio’s assets. Countries with emerging markets include any country not included within the MSCI World Index. The Portfolio may from time to time emphasize one or more sectors in selecting its investments, including the technology-related sector.The Portfolio may invest in real estate-related securities, including real estate investment trusts (“REITs”).The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder, in affiliated and internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign (non-U.S.) dollar denominated money market securities and U.S. and foreign (non-U.S.) dollar currencies.In pursuing its investment objectives, the Sub-Adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that it believes will provide an opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.The Sub-Adviser integrates environmental, social, and governance (“ESG”) factors into its investment research process for certain investments. While ESG matters vary widely, the Sub-Adviser generally considers ESG factors such as climate change, resource depletion, labor standards, diversity, human rights issues, and governance structure and practices. For certain types of investments, including, but not limited to, cash, currency positions, and particular types of derivatives, an ESG analysis may not be relevant or possible due to a lack of data. Where ESG considerations are integrated into the investment research process, the Sub-Adviser focuses on the ESG factors it considers most likely to have a material impact on the performance of the holdings in the Portfolio’s portfolio. The Sub-Adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions for the Portfolio.The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.The Sub-Adviser may sell assets for a variety of reasons, including in response to a change in the Sub-Adviser's original investment considerations, to limit losses, to adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices with investment characteristics similar to those of the Portfolio for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices with investment characteristics similar to those of the Portfolio for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV(as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter:2nd Quarter 202027.51%Worst quarter:2nd Quarter 2022-26.03%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns %  <br/>(for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
VY T Rowe Price Growth Equity Portfolio | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Non-Diversification: A non-diversified investment company is subject to the risks of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.
VY T Rowe Price Growth Equity Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on an investment in the Portfolio.
VY T Rowe Price Growth Equity Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
VY T Rowe Price Growth Equity Portfolio | Bank Instruments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory, or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Portfolio. In the event of a bank insolvency or failure, the Portfolio may be considered a general creditor of the bank, and it might lose some or all of the funds deposited with the bank. Even where it is recognized that a bank might be in danger of insolvency or failure, the Portfolio might not be able to withdraw or transfer its money from the bank in time to avoid any adverse effects of the insolvency or failure.
VY T Rowe Price Growth Equity Portfolio | Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Company: The price of a company’s stock could decline or underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.
VY T Rowe Price Growth Equity Portfolio | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit: The Portfolio could lose money if the issuer or guarantor of a debt instrument in which the Portfolio invests, or the counterparty to a derivative contract the Portfolio entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.
VY T Rowe Price Growth Equity Portfolio | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
VY T Rowe Price Growth Equity Portfolio | Derivative Instruments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
VY T Rowe Price Growth Equity Portfolio | Dividend Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is a possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, the Portfolio’s ability to execute its investment strategy may be limited.
VY T Rowe Price Growth Equity Portfolio | Environmental Social and Governance Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Environmental, Social, and Governance (Equity): The Sub-Adviser’s consideration of ESG factors in selecting investments for the Portfolio is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser’s assessment of ESG factors in respect of a company may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Portfolio’s assets that will be invested in companies that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in companies that compare favorably to other companies on the basis of ESG factors. It is possible that the Portfolio will have less exposure to certain companies due to the Sub-Adviser’s assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
VY T Rowe Price Growth Equity Portfolio | Focused Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Focused Investing: To the extent that the Portfolio invests a substantial portion of its assets in securities of a particular industry, sector, market segment, or geographic area, the Portfolio may be more sensitive to financial, economic, business, political, regulatory, and other developments and conditions, including natural or other disasters, affecting issuers in a particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments, and if securities of such industry, sector, market segment, or geographic area fall out of favor, the Portfolio could underperform, or be more volatile than, a fund that has greater diversification.
VY T Rowe Price Growth Equity Portfolio | Technology Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Technology Sector: Investments in companies involved in the technology sector are subject to significant competitive pressures, such as aggressive pricing of products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands, and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. These companies also face the risks that new services, equipment, or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the values of their securities. Many companies involved in the technology sector have limited operating histories, and prices of these companies’ securities historically have been more volatile than those of many other companies’ securities, especially over the short term.
VY T Rowe Price Growth Equity Portfolio | Foreign Non US Investments Developing and Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign (Non-U.S.) Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign (non-U.S.) investment risks may be greater in developing and emerging markets than in developed markets.
VY T Rowe Price Growth Equity Portfolio | Growth Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Investing: Prices of growth-oriented stocks are more sensitive to investor perceptions of the issuer’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.
VY T Rowe Price Growth Equity Portfolio | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate: A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. As of the date of this Prospectus, the U.S. has recently experienced a rising market interest rate environment, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that the Portfolio invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact the Portfolio’s operations and return potential.
VY T Rowe Price Growth Equity Portfolio | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Portfolio, which could cause the Portfolio to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress.
VY T Rowe Price Growth Equity Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Portfolio to achieve its investment objectives.
VY T Rowe Price Growth Equity Portfolio | Market Capitalization Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization: Stocks fall into three broad market capitalization categories: large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-capitalization companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in large-capitalization companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with large-capitalization companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
VY T Rowe Price Growth Equity Portfolio | Market Disruption and Geopolitical Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Portfolio’s investments, including beyond the Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Portfolio’s investments. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.
VY T Rowe Price Growth Equity Portfolio | Other Investment Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies: The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Portfolio’s expenses. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.
VY T Rowe Price Growth Equity Portfolio | Real Estate Companies and Real Estate Investment Trusts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Companies and Real Estate Investment Trusts: Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in REITs are affected by the management skill of the REIT’s sponsor. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
VY T Rowe Price Growth Equity Portfolio | Securities Lending Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Securities Lending: Securities lending involves two primary risks: “ investment risk ” and “ borrower default risk. ” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
VY T Rowe Price Growth Equity Portfolio | Special Situations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Special Situations: A “ special situation ” arises when, in a manager’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations investments often involve much greater risk than is inherent in ordinary investments. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.
VY T Rowe Price Growth Equity Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.31%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.21%
1 Yr	rr_ExpenseExampleYear01	$ 123
3 Yrs	rr_ExpenseExampleYear03	405
5 Yrs	rr_ExpenseExampleYear05	709
10 Yrs	rr_ExpenseExampleYear10	$ 1,570
2014	rr_AnnualReturn2014	8.16%
2015	rr_AnnualReturn2015	10.25%
2016	rr_AnnualReturn2016	1.01%
2017	rr_AnnualReturn2017	32.91%
2018	rr_AnnualReturn2018	(1.57%)
2019	rr_AnnualReturn2019	30.15%
2020	rr_AnnualReturn2020	36.00%
2021	rr_AnnualReturn2021	19.54%
2022	rr_AnnualReturn2022	(40.93%)
2023	rr_AnnualReturn2023	46.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.03%)
1 Yr	rr_AverageAnnualReturnYear01	46.18%
5 Yrs	rr_AverageAnnualReturnYear05	12.81%
10 Yrs	rr_AverageAnnualReturnYear10	11.15%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2001
VY T Rowe Price Growth Equity Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.81%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.71%
1 Yr	rr_ExpenseExampleYear01	$ 73
3 Yrs	rr_ExpenseExampleYear03	249
5 Yrs	rr_ExpenseExampleYear05	440
10 Yrs	rr_ExpenseExampleYear10	$ 992
1 Yr	rr_AverageAnnualReturnYear01	46.89%
5 Yrs	rr_AverageAnnualReturnYear05	13.37%
10 Yrs	rr_AverageAnnualReturnYear10	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 1997
VY T Rowe Price Growth Equity Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.06%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.96%
1 Yr	rr_ExpenseExampleYear01	$ 98
3 Yrs	rr_ExpenseExampleYear03	327
5 Yrs	rr_ExpenseExampleYear05	575
10 Yrs	rr_ExpenseExampleYear10	$ 1,285
1 Yr	rr_AverageAnnualReturnYear01	46.55%
5 Yrs	rr_AverageAnnualReturnYear05	13.09%
10 Yrs	rr_AverageAnnualReturnYear10	11.43%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2001
VY T Rowe Price Growth Equity Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.21%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.11%
1 Yr	rr_ExpenseExampleYear01	$ 113
3 Yrs	rr_ExpenseExampleYear03	374
5 Yrs	rr_ExpenseExampleYear05	655
10 Yrs	rr_ExpenseExampleYear10	$ 1,457
1 Yr	rr_AverageAnnualReturnYear01	46.30%
5 Yrs	rr_AverageAnnualReturnYear05	12.92%
10 Yrs	rr_AverageAnnualReturnYear10	11.26%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2009
VY T Rowe Price Growth Equity Portfolio | S&P 500® Index | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	26.29%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	15.69%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	12.03%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY T Rowe Price Growth Equity Portfolio | S&P 500® Index | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	26.29%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	15.69%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	12.03%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY T Rowe Price Growth Equity Portfolio | S&P 500® Index | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	26.29%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	15.69%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	12.03%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY T Rowe Price Growth Equity Portfolio | S&P 500® Index | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	26.29%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	15.69%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	12.03%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY T Rowe Price Growth Equity Portfolio | Russell 1000® Growth Index | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	42.68%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	19.50%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	14.86%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY T Rowe Price Growth Equity Portfolio | Russell 1000® Growth Index | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	42.68%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	19.50%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	14.86%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY T Rowe Price Growth Equity Portfolio | Russell 1000® Growth Index | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	42.68%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	19.50%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	14.86%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
VY T Rowe Price Growth Equity Portfolio | Russell 1000® Growth Index | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	42.68%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	19.50%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	14.86%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]

[1]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.25%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2025. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. The Investment Adviser is contractually obligated to waive 0.039% of the management fee through May 1, 2025. Termination or modification of these obligations requires approval by the Portfolio’s Board of Directors (the “Board”).
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.